Average Annual Total Returns	12 Months Ended	14 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive SoFi US 500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.75%		15.70%		16.04%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%	15.31%	15.08%
Solactive SoFi US Next 500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.03%		7.90%		8.16%
S&P MidCap 400® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.93%		10.34%		10.34%
SoFi Social 50 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	45.43%		16.93%	15.94%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	5.67%
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.74%		15.68%		16.02%
Performance Inception Date					Apr. 10, 2019
SoFi Select 500 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.41%		15.32%		15.65%
SoFi Select 500 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.80%		12.57%		12.97%
SoFi Next 500 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.00%		7.94%		8.17%
Performance Inception Date					Apr. 10, 2019
SoFi Next 500 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.57%		7.53%		7.76%
SoFi Next 500 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.03%		6.14%		6.35%
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	44.44%		16.54%	15.55%
Performance Inception Date				May 07, 2019
SoFi Social 50 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	44.31%		16.25%	15.25%
SoFi Social 50 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	26.37%		13.26%	12.20%
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	7.47%
Performance Inception Date		Nov. 14, 2023
SoFi Enhanced Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.15%	2.75%
SoFi Enhanced Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	3.75%